Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31, 2023	December 31, 2022
Land and buildings	$3,348,814	$4,105,956
Office equipment	18,287	79,082
Vehicle	-	32,535
Leasehold improvements	51,732	53,253
Less: accumulated depreciation	(196,581)	(379,879)
	$3,222,252	$3,890,947

Depreciation expenses totaled $172,394, $241,842, and $312,898 for the years ended December 31, 2023, 2022 and 2021, respectively.

In May 2021, the Company, through Ms. Lirong Yang, sister of the Company’s CEO, purchased a property for a total purchase price of approximately $1,397,317 in a public judicial auction in May 2021 to be used as office for Shanghai Maidemu, one of subsidiaries of the VIE of the Company. Pursuant to a real estate entrust agreement between Shanghai Maidemu and Ms. Yang, Shanghai Maidemu is considered ultimate ownership/beneficiary of this property.

As of December 31, 2021, the Company obtained the property ownership certificate, but the property was illegally encroached by an outsider. Till March 2022, Jinan Intermediate People’s court has sent a letter to Beijing Higher People’s court, hoping that the eviction order of this case would be implemented by the Tongzhou District People’s court, where the property is located. During the year ended December 31, 2022, the Company sold the property to a third party for $1,323,308. The difference between the cash consideration and the net book value was recorded as “gain from disposal of property and equipment” in the account of “other income, net” in the consolidated statements of operations and comprehensive (loss) income.

During the year ended December 31, 2023 the Company demolished one building in Beijing and disposed certain vehicle and office equipment. In May 2023, the Company received a notice from local government to demolish its building as it violated certain law and location regulation. The total carrying value of the demolished building and disposed vehicle and office equipment was $1,433,889. The Company recorded loss from the disposal of the building and office equipment of $1,402,255 as “Loss from disposal of property and equipment” in the consolidated statements of operations and comprehensive (loss) income.